Summary Of Stock Options Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity
Options, Outstanding, Beginning Balance	1,799,991	1,945,688	447,659
Options, granted	153,000	267,576	1,141,952
Options, LecTec stock option from Merger			464,000
Options, Forfeited		(354,932)	(9,223)
Options, Exercised		(58,341)	(98,700)
Options, Outstanding, Ending Balance		1,799,991	1,945,688	447,659
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 2.54	$ 2.41	$ 0.27
Options, Exercisable		941,876
Weighted Average Exercise Price, Granted		$ 2.99	$ 2.61
Weighted Average Exercise Price, LecTec Stock option from Merger			$ 3.48
Weighted Average Exercise Price, Forfeited		$ (2.48)	$ (0.06)
Weighted Average Exercise Price, Exercised		$ (0.27)	$ (0.27)
Weighted Average Exercise Price, Outstanding, Ending balance		$ 2.54	$ 2.41	$ 0.27
Weighted Average Exercise Price, Exercisable		$ 2.71
Weighted Average Remaining Contractual Term (Years), Outstanding		7 years 7 months 28 days	7 years 4 months 6 days	8 years 7 months 13 days
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 1 month 10 days